Material accounting policies - Term of leases in which the Group is engaged (Details)	12 Months Ended
Dec. 31, 2024
Vessels | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year
Vessels | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	12 years
Containers | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year
Containers | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	13 years
Buildings, vehicles and other assets | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year
Buildings, vehicles and other assets | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	8 years